Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (34)	€ (41)
Additions charged to earnings	(71)	(9)
Unused amounts reversed through the income statement	2	8
Disposal of business		4
Used during the year	8	5
Net exchange differences	6
Ending balance	€ (88)	€ (34)